Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

			Average
			Summary
	Summary		Compensation	Average	Value of Initial Fixed $100
	Compensation		Table	Compensation	Investment Based on:
	Table	Compensation	Total for	Actually Paid to	West Total	Peer Group Total
	Total for	Actually Paid to	Non-PEO	Non-PEO	Shareholder	Shareholder	Net Income	Revenue
Year	PEO ($)(1)	PEO ($)(1,2,3)	NEOs ($)(1)	NEOs ($)(1,2,3)	Return ($)	Return ($)(4)	(GAAP)($MM)	($MM) (5)
2022	7,785,232	(12,193,086)	1,709,850	(695,069)	140	158	586	2,887
2021	9,467,111	35,089,629	1,998,585	5,071,519	143	314	662	2,832
2020	7,642,296	30,515,658	1,873,373	5,653,613	113	189	346	2,147

(1)	For each year represented, our PEO and NEOs were as follows:

Officer	2022	2021	2020
PEO	Eric Green	Eric Green	Eric Green
NEO	Bernard J. Birkett	Bernard J. Birkett	Bernard J. Birkett
NEO	Silji Abraham	Silji Abraham	Silji Abraham
NEO	Kimberly B. MacKay	David Montecalvo	David Montecalvo
NEO	Cindy Reiss-Clark	Kimberly B. MacKay	George Miller

(2)	Amounts shown for Compensation “Actually Paid” are computed in accordance with Item 402(v) and do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. These amounts reflect total compensation as reported in the Summary Compensation Table with certain adjustments as described in footnote (3) below.
(3)	Compensation “Actually Paid” reflects the exclusions and inclusions of equity awards for the PEO and the other NEOs as set forth below and calculated in accordance with FASB ASC Topic 718. The valuation methodologies and assumptions used to calculate Compensation “Actually Paid” are based on our grant date fair value of these awards as disclosed in the company’s audited financial statements for the years reflected in the table below.

Summary Compensation Table Total to Compensation “Actually Paid”

Reconciliation for the PEO and Non-PEO NEOs

	Calculation for PEO			Calculation for Average of Non-PEO NEOs
Calculation(1) of Compensation “Actually Paid”	2020 ($)	2021 ($)	2022 ($)	2020 ($)	2021 ($)	2022 ($)
SCT Total Compensation	7,642,296	9,467,111	7,785,232	1,873,373	1,998,585	1,709,850
Less: Stock and Option Award Values Reported in SCT for the Covered Year	(4,500,154)	(5,500,108)	(6,000,281)	(799,992)	(762,613)	(987,595)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year	10,107,843	12,288,155	4,429,188	1,833,089	1,509,999	734,313
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	16,240,432	19,186,892	(13,183,737)	2,609,379	2,238,405	(1,598,040)
Change in Fair Value of Stock and Options Awards from Prior Years that Vested in the Covered year	979,621	(346,776)	(5,103,659)	137,764	87,143	(553,597)
Less: Aggregate Change in Actuarial Present Value of Pension Benefits	45,620	(5,645)	(119,829)	—	—	—
Compensation “Actually Paid”	30,515,658	35,089,629	(12,193,086)	5,653,613	5,071,519	(695,069)

(1)	For the PEO and other NEOs, for each covered year, service cost and prior service cost of pension benefits equals $0, fair value of awards that are granted and vest in the same covered fiscal year equals $0, and fair value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year equals $0.

Company Selected Measure Name	revenue
Named Executive Officers, Footnote [Text Block]

(1)	For each year represented, our PEO and NEOs were as follows:

Officer	2022	2021	2020
PEO	Eric Green	Eric Green	Eric Green
NEO	Bernard J. Birkett	Bernard J. Birkett	Bernard J. Birkett
NEO	Silji Abraham	Silji Abraham	Silji Abraham
NEO	Kimberly B. MacKay	David Montecalvo	David Montecalvo
NEO	Cindy Reiss-Clark	Kimberly B. MacKay	George Miller

Peer Group Issuers, Footnote [Text Block]
(4)	Reflects total shareholder return indexed to $100 per share for West and the S&P 500 Health Care Index (“Peer Group”), which is the industry line peer group reported in our 2022 Form 10-K. For each reporting year, TSR is measured as follows:

Reporting Year	Beginning	End	Number of Years
2022	1/2/2020	12/31/2022	3
2021	1/2/2020	12/31/2021	2
2020	1/2/2020	12/31/2020	1

PEO Total Compensation Amount	$ 7,785,232	$ 9,467,111	$ 7,642,296
PEO Actually Paid Compensation Amount	$ (12,193,086)	35,089,629	30,515,658
Adjustment To PEO Compensation, Footnote [Text Block]

(2)	Amounts shown for Compensation “Actually Paid” are computed in accordance with Item 402(v) and do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. These amounts reflect total compensation as reported in the Summary Compensation Table with certain adjustments as described in footnote (3) below.
(3)	Compensation “Actually Paid” reflects the exclusions and inclusions of equity awards for the PEO and the other NEOs as set forth below and calculated in accordance with FASB ASC Topic 718. The valuation methodologies and assumptions used to calculate Compensation “Actually Paid” are based on our grant date fair value of these awards as disclosed in the company’s audited financial statements for the years reflected in the table below.

Summary Compensation Table Total to Compensation “Actually Paid”

Reconciliation for the PEO and Non-PEO NEOs

	Calculation for PEO			Calculation for Average of Non-PEO NEOs
Calculation(1) of Compensation “Actually Paid”	2020 ($)	2021 ($)	2022 ($)	2020 ($)	2021 ($)	2022 ($)
SCT Total Compensation	7,642,296	9,467,111	7,785,232	1,873,373	1,998,585	1,709,850
Less: Stock and Option Award Values Reported in SCT for the Covered Year	(4,500,154)	(5,500,108)	(6,000,281)	(799,992)	(762,613)	(987,595)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year	10,107,843	12,288,155	4,429,188	1,833,089	1,509,999	734,313
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	16,240,432	19,186,892	(13,183,737)	2,609,379	2,238,405	(1,598,040)
Change in Fair Value of Stock and Options Awards from Prior Years that Vested in the Covered year	979,621	(346,776)	(5,103,659)	137,764	87,143	(553,597)
Less: Aggregate Change in Actuarial Present Value of Pension Benefits	45,620	(5,645)	(119,829)	—	—	—
Compensation “Actually Paid”	30,515,658	35,089,629	(12,193,086)	5,653,613	5,071,519	(695,069)

(1)	For the PEO and other NEOs, for each covered year, service cost and prior service cost of pension benefits equals $0, fair value of awards that are granted and vest in the same covered fiscal year equals $0, and fair value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year equals $0.

Non-PEO NEO Average Total Compensation Amount	$ 1,709,850	1,998,585	1,873,373
Non-PEO NEO Average Compensation Actually Paid Amount	$ (695,069)	5,071,519	5,653,613
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(2)	Amounts shown for Compensation “Actually Paid” are computed in accordance with Item 402(v) and do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. These amounts reflect total compensation as reported in the Summary Compensation Table with certain adjustments as described in footnote (3) below.
(3)	Compensation “Actually Paid” reflects the exclusions and inclusions of equity awards for the PEO and the other NEOs as set forth below and calculated in accordance with FASB ASC Topic 718. The valuation methodologies and assumptions used to calculate Compensation “Actually Paid” are based on our grant date fair value of these awards as disclosed in the company’s audited financial statements for the years reflected in the table below.

Summary Compensation Table Total to Compensation “Actually Paid”

Reconciliation for the PEO and Non-PEO NEOs

	Calculation for PEO			Calculation for Average of Non-PEO NEOs
Calculation(1) of Compensation “Actually Paid”	2020 ($)	2021 ($)	2022 ($)	2020 ($)	2021 ($)	2022 ($)
SCT Total Compensation	7,642,296	9,467,111	7,785,232	1,873,373	1,998,585	1,709,850
Less: Stock and Option Award Values Reported in SCT for the Covered Year	(4,500,154)	(5,500,108)	(6,000,281)	(799,992)	(762,613)	(987,595)
Plus: Fair Value for Stock and Option Awards Granted in the Covered Year	10,107,843	12,288,155	4,429,188	1,833,089	1,509,999	734,313
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	16,240,432	19,186,892	(13,183,737)	2,609,379	2,238,405	(1,598,040)
Change in Fair Value of Stock and Options Awards from Prior Years that Vested in the Covered year	979,621	(346,776)	(5,103,659)	137,764	87,143	(553,597)
Less: Aggregate Change in Actuarial Present Value of Pension Benefits	45,620	(5,645)	(119,829)	—	—	—
Compensation “Actually Paid”	30,515,658	35,089,629	(12,193,086)	5,653,613	5,071,519	(695,069)

(1)	For the PEO and other NEOs, for each covered year, service cost and prior service cost of pension benefits equals $0, fair value of awards that are granted and vest in the same covered fiscal year equals $0, and fair value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year equals $0.

Equity Valuation Assumption Difference, Footnote [Text Block]

Equity Valuations: Stock option grant date fair values are calculated based on the Black-Scholes option pricing model as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. Performance-based restricted share unit grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of the date of vest. Time-based restricted share unit grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each vesting date in accordance with Item 402(v). The aggregate change in actuarial present value of accumulated benefit under pension plans reflects the amount reported for the applicable year in the SCT.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]

2022 Tabular List of Most Important Financial and Non-Financial Performance Measures

Listed below are the financial and non-financial performance measures which in our assessment represent the most important performance measures we used during 2022 to link Compensation “Actually Paid” to our PEO and other NEOs to company performance.

Most Important Performance Measures
Earnings per Share
Revenue
Operating Cash Flow
Consolidated Gross Profit
Sales Compounded Annual Growth Rate
Return on Invested Capital

Total Shareholder Return Amount	$ 140	143	113
Peer Group Total Shareholder Return Amount	158	314	189
Net Income (Loss)	$ 586,000,000	$ 662,000,000	$ 346,000,000
Company Selected Measure Amount	2,887,000,000	2,832,000,000	2,147,000,000
PEO Name	Eric Green
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Earnings per Share
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Non-GAAP Measure Description [Text Block]

(5)	Pursuant to Item 402(v), we determined West’s revenue to be the most important financial performance measure used to link Company performance to Compensation “Actually Paid” to our PEO and other NEOs, and this is designated as our Company-Selected Measure for 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020, and we may determine a different financial performance measure to be the most important such measure in future years.

Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating Cash Flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Consolidated Gross Profit
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Sales Compounded Annual Growth Rate
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Return on Invested Capital
Service Cost and Prior Service Cost of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
Fair Value of Awards Granted and Vest
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Fair Value of Awards Granted that are Determined to Fail to Meet the Applicable Vesting Conditions
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Less: Stock and Option Award Values Reported in SCT for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(6,000,281)	(5,500,108)	(4,500,154)
PEO [Member] | Plus: Fair Value for Stock and Option Awards Granted in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,429,188	12,288,155	10,107,843
PEO [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(13,183,737)	19,186,892	16,240,432
PEO [Member] | Change in Fair Value of Stock and Options Awards from Prior Years that Vested in the Covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(5,103,659)	(346,776)	979,621
PEO [Member] | Less: Aggregate Change in Actuarial Present Value of Pension Benefits
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(119,829)	(5,645)	45,620
Non-PEO NEO [Member] | Less: Stock and Option Award Values Reported in SCT for the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(987,595)	(762,613)	(799,992)
Non-PEO NEO [Member] | Plus: Fair Value for Stock and Option Awards Granted in the Covered Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	734,313	1,509,999	1,833,089
Non-PEO NEO [Member] | Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,598,040)	2,238,405	2,609,379
Non-PEO NEO [Member] | Change in Fair Value of Stock and Options Awards from Prior Years that Vested in the Covered year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (553,597)	$ 87,143	$ 137,764